Net Revenues (Details) - Schedule of disaggregated revenues by contract type and the timing of revenue recognition - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenues	$ 40,420	$ 40,114	$ 116,573	$ 129,513	$ 163,987	$ 173,695	$ 110,527
Time-and-materials Contract [Member]
Disaggregation of Revenue [Line Items]
Revenues	33,858	34,730	96,650	112,786	144,658	151,980	87,270
Fixed-price Contract [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 6,562	$ 5,384	$ 19,923	$ 16,727	$ 19,329	$ 21,715	$ 23,257